Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies - Future minimum charter hire receipts (Table)
Year ending June 30,	Amount
2026	$410,796
2027	380,622
2028	430,361
2029	415,198
2030	395,288
Thereafter	927,645
Total	$2,959,910

Commitments and Contingencies - Commitments for the acquisition of vessel owning companies from a related party and vessels under construction (Table)
Year ending June 30,	Vessels’ acquisitions	Vessels under construction	Total
2026	$—	$369,157	$369,157
2027	489,300	913,641	1,402,941
2028	—	35,928	35,928
Total	$489,300	$1,318,726	$1,808,026

Commitments and Contingencies - Supervision services commitments (Table)
Year ending June 30,	Amount
2026	$2,083
2027	2,717
2028	133
Total	$4,933